INTANGIBLE ASSETS (Details 3) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Brand name	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,546,009)	(1,387,023)	(1,052,575)
Total brand name, net	2,182,817	2,341,803	2,541,285
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Brand name	1,199,965	1,199,965	1,142,122
Less: accumulated amortization	(229,890)	(209,620)	(169,406)
Total brand name, net	$ 970,075	$ 990,345	$ 972,716